Revenue by Product Category (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 225,308	$ 281,370	$ 223,845
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	185,488	202,093	152,838
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	31,022	67,564	56,629
Other products
Segment Reporting Information [Line Items]
Net sales	$ 8,798	$ 11,713	$ 14,378